Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 7,350	$ 5,784
Short-term investments	826	32
Accounts receivable	2,529	2,648
Other financial assets	759	403
Inventories	4,274	4,443
Prepaid income taxes	370	543
Recoverable taxes	552	883
Others	382	556
Total current assets	17,042	15,292
Non-current assets
Judicial deposits	3,159	1,716
Other financial assets	2,722	3,144
Prepaid income taxes	597	544
Recoverable taxes	607	751
Deferred income taxes	9,217	6,908
Others	496	263
Total non-current assets excluding investments, intangible assets and property, plant and equipment	16,798	13,326
Investments in associates and joint ventures	2,798	3,225
Intangibles	8,499	7,962
Property, plant and equipment	46,576	48,385
Total non current assets	74,671	72,898
Total assets	91,713	88,190
Current liabilities
Suppliers and contractors	4,107	3,512
Loans and borrowings	1,214	1,003
Leases	225
Other financial liabilities	1,074	1,604
Taxes payable	512	428
Settlement program ("REFIS")	431	432
Liabilities related to associates and joint ventures	516	289
Provisions	1,230	1,363
Liabilities related to Brumadinho	1,568
De-characterization of dams	309
interest on capital	1,571
Others	1,088	480
Total current liabilities	13,845	9,111
Non-current liabilities
Loans and borrowings	11,842	14,463
Leases	1,566
Other financial liabilities	4,372	2,877
Settlement program ("REFIS")	3,476	3,917
Deferred income taxes	1,882	1,532
Provisions	8,493	7,095
Liabilities related to Brumadinho	1,415
De-characterization of dams	2,180
Liabilities related to associates and joint ventures	1,184	832
Streaming transactions	2,063	2,293
Others	402	1,238
Total non current liabilities	38,875	34,247
Total liabilities	52,720	43,358
Stockholders' equity
Equity attributable to Vale's stockholders	40,067	43,985
Equity attributable to noncontrolling interests	(1,074)	847
Total stockholders' equity	38,993	44,832
Total liabilities and stockholders' equity	$ 91,713	$ 88,190